Leases (Details 4) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Interest expense relating to lease liabilities (included in finance cost)	₩ 21,678	₩ 27,316	₩ 52,261	₩ 62,090
Expense relating to short-term leases	3,600		1,200	9,648
Expense relating to leases of low-value assets	₩ 3,847	₩ 3,672	₩ 7,481	₩ 5,183